Joint Arrangements - Joint Ventures and Associates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Joint Arrangements
Net earnings (loss)	$ 5,918	$ 6,016
Total comprehensive earnings (loss)	6,312	6,759
Associates
Joint Arrangements
Net earnings (loss)	4	6
Total comprehensive earnings (loss)	4	6
Carrying amount as at December 31	34	65
Joint ventures
Joint Arrangements
Net earnings (loss)	68	55
Total comprehensive earnings (loss)	68	55
Carrying amount as at December 31	$ 200	$ 138